Expense Example - Teucrium Leveraged XDC ETF - Teucrium Leveraged XDC ETF Class	Apr. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 192
Expense Example, with Redemption, 3 Years	$ 594